Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred tax assets
Net operating loss	$ 88,939	$ 87,285
Deferred revenue	10,136	13,496
Unbilled cost	450,345	441,973
Unbilled interest expenses	37,376	36,682
Depreciation	7,421	5,586
Software amortization	254,343	224,254
Allowance for doubtful accounts	230,741	106,569
Inventories obsolescence	(5,507)	(6,408)
Unrealized losses on trading securities	1,745	1,712
Accrued Bonus	44,510	43,682
Other	51,787	46,771
Total deferred tax assets	1,171,836	1,001,602
Valuation allowance	(15,159)	(14,878)
Total deferred tax assets, net	1,156,677	986,724
Deferred tax liabilities
Unbilled revenue	(2,226,908)	(2,188,848)
Unbilled interest income	(365,574)	(318,899)
Deferred government subsidiary income	(41,286)	(40,519)
Unrealized gain on short-term investment	(37,976)	(25,575)
Other	(11,994)	(11,792)
Total deferred tax liabilities	(2,683,738)	(2,585,633)
Net deferred tax liabilities, net	$ (1,527,061)	$ (1,598,909)